HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY SECURITIES
5.	HELD-TO-MATURITY SECURITIES

The Group’s marketable securities are corporate notes as of December 31, 2010 and 2011. These securities are classified as held-to-maturity investments by the Group and carried at amortized costs.

The Company held the following held-to-maturity securities:

	As of December 31 2010	As of December 31 2011

Current:
Corporate notes	13,208	9,401

Sub -total	13,208	9,401

Non-current:
Corporate notes	1,558	—

Total	14,766	9,401

As of December 31, 2011, the maturity dates of the notes ranged from April 9, 2012 to August 27, 2012.

The Group recognized interest income of $193, $269 and $261 for the years ended December 31, 2009, 2010 and 2011, respectively.